Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment Net
Schedule of property and equipment
	December 31, 2020	December 31, 2019
Office equipment and furniture	$23,198	$21,755
Leasehold improvements	$11,932	$11,192
Less: accumulated depreciation	$(20,147)	$(10,333)
Plant and equipment, net	$14,983	$22,614